Secured Options Portfolio

The Glenmede Fund, Inc.

Secured Options Portfolio

Supplement dated May 20, 2011 to the

Equity Portfolios Prospectus dated February 28, 2011

and the

Statement of Additional Information

dated February 28, 2011

The sixth sentence in the “ Principal Investment Strategies ” section on page 18 of the prospectus is hereby deleted and replaced with the following:

The Portfolio is called “Secured Options” because the call and put options it writes will be covered by owning the security underlying the option, holding an offsetting option, segregating cash or other liquid assets at not less than the full value of the option or the exercise price, and/or using other permitted coverage methods.